PORTFOLIO OF INVESTMENTS
Columbia Diversified Fixed Income Allocation ETF
July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Corporate Bonds   51.0%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.3%
Arconic Corp.
6.125%, 02/15/28
(a)
1,000,000 1,069,271
Boeing Co. (The)
5.040%, 05/01/27 440,000 509,322
5.150%, 05/01/30 1,820,000 2,166,742
Howmet Aerospace, Inc.
6.875%, 05/01/25 1,214,000 1,412,371
Huntington Ingalls Industries, Inc.
3.483%, 12/01/27 200,000 219,531
L3Harris Technologies, Inc.
3.850%, 12/15/26 158,000 178,302
4.400%, 06/15/28 400,000 467,196
Northrop Grumman Corp.
3.250%, 01/15/28 719,000 790,624
Oshkosh Corp.
3.100%, 03/01/30 114,000 122,776
Rolls-Royce PLC
5.750%, 10/15/27
(a)
700,000 766,938
Spirit AeroSystems, Inc.
7.500%, 04/15/25
(a)
1,139,000 1,208,789
Teledyne Technologies, Inc.
2.750%, 04/01/31 500,000 525,698
Textron, Inc.
3.000%, 06/01/30 462,000 494,041
3.900%, 09/17/29 12,000 13,611
TransDigm, Inc.
6.250%, 03/15/26
(a)
3,566,000 3,743,914
8.000%, 12/15/25
(a)
1,414,000 1,520,519
Total 15,209,645
Airlines 1.4%
American Airlines, Inc.
11.750%, 07/15/25
(a)
2,018,000 2,522,500
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
1,580,000 1,653,102
5.750%, 04/20/29
(a)
2,040,000 2,205,750
Delta Air Lines, Inc.
2.900%, 10/28/24 100,000 101,446
3.625%, 03/15/22 768,000 777,142
3.750%, 10/28/29 1,140,000 1,133,017
7.375%, 01/15/26 440,000 518,065
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750%, 01/20/26
(a)
1,400,000 1,467,244
Southwest Airlines Co.
2.625%, 02/10/30 513,000 532,887
5.125%, 06/15/27 623,000 737,173
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.000%, 09/20/25
(a)
409,000 460,957
United Airlines, Inc.
4.375%, 04/15/26
(a)
1,980,000 2,036,932
4.625%, 04/15/29
(a)
2,360,000 2,428,419
Total 16,574,634
Apartment REIT 0.1%
American Homes 4 Rent LP
4.900%, 02/15/29 342,000 407,342
Essex Portfolio LP
3.000%, 01/15/30 218,000 233,462
Mid-America Apartments LP
3.950%, 03/15/29 140,000 161,259
UDR, Inc.
3.000%, 08/15/31 240,000 257,777
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Series MTN, 3.200%, 01/15/30 220,000 241,298
Total 1,301,138
Automotive 0.9%
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
1,140,000 1,139,602
Aptiv PLC
4.350%, 03/15/29 100,000 116,565
BorgWarner, Inc.
2.650%, 07/01/27 200,000 213,618
Clarios Global LP / Clarios US Finance Co.
6.250%, 05/15/26
(a)
581,000 614,956
Ford Motor Co.
4.346%, 12/08/26 55,000 59,432
8.500%, 04/21/23 2,207,000 2,451,531
9.000%, 04/22/25 3,439,000 4,232,084
General Motors Co.
6.800%, 10/01/27 360,000 458,009
General Motors Financial Co., Inc.
3.600%, 06/21/30 504,000 553,506
4.350%, 04/09/25 140,000 155,130
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29
(a)
725,000 764,101
Lear Corp.
4.250%, 05/15/29 100,000 114,385
Total 10,872,919
Banking 1.3%
Ally Financial, Inc.
5.750%, 11/20/25 1,267,000 1,449,326
Banco Santander SA
2.749%, 12/03/30 400,000 403,314
Bank of Montreal
3.803%, (USD 5 Year Swap +
1.432%), 12/15/32
(b)
375,000 416,646
Barclays PLC
4.836%, 05/09/28 700,000 794,479
4.972%, (3-month USD LIBOR +
1.902%), 05/16/29
(b)
250,000 295,044
Capital One Financial Corp.
3.750%, 07/28/26 64,000 70,872
3.800%, 01/31/28 430,000 486,590
Citizens Financial Group, Inc.
2.638%, 09/30/32 414,000 423,410
3.250%, 04/30/30 100,000 109,803
Deutsche Bank AG
4.500%, 04/01/25 500,000 539,613
Deutsche Bank AG/New York NY
3.035%, (SOFRRATE + 1.718%),
05/28/32
(b)
500,000 517,036
3.547%, (SOFRRATE + 3.043%),
09/18/31
(b)
300,000 324,097
3.729%, (SOFRRATE + 2.757%),
01/14/32
(b)
1,000,000 1,029,476
4.875%, 12/01/32 200,000 217,692
Discover Bank
Series BKNT, 4.650%, 09/13/28 400,000 474,010
Fifth Third Bancorp
2.550%, 05/05/27 672,000 716,174
Intesa Sanpaolo SpA
5.710%, 01/15/26
(a)
1,075,000 1,213,922
KeyCorp
Series MTN, 2.250%, 04/06/27 738,000 771,661

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2021 (Unaudited)
2 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Series MTN, 2.550%, 10/01/29 242,000 257,082
Natwest Group PLC
4.445%, (3-month USD LIBOR +
1.871%), 05/08/30
(b)
500,000 581,337
4.892%, (3-month USD LIBOR +
1.754%), 05/18/29
(b)
200,000 236,357
Santander Holdings USA, Inc.
4.400%, 07/13/27 557,000 630,307
Sumitomo Mitsui Financial Group, Inc.
2.142%, 09/23/30 168,000 165,500
3.202%, 09/17/29 90,000 96,989
SVB Financial Group
3.125%, 06/05/30 200,000 218,276
Synchrony Financial
5.150%, 03/19/29 265,000 317,220
UniCredit SpA
5.459%, 06/30/35
(a)
1,100,000 1,216,199
7.296%, 04/02/34
(a)
800,000 973,647
Westpac Banking Corp.
2.668%, 11/15/35 339,000 338,754
4.110%, (US 5 Year CMT T-Note +
2.000%), 07/24/34
(b)
100,000 111,211
Series GMTN, 4.322%, (USD 5 Year
Swap + 2.236%), 11/23/31
(b)
150,000 167,653
Total 15,563,697
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 100,000 109,535
CI Financial Corp.
3.200%, 12/17/30 440,000 458,046
Intercontinental Exchange, Inc.
2.100%, 06/15/30 964,000 973,203
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27 278,000 325,691
Lazard Group LLC
4.375%, 03/11/29 424,000 490,260
LPL Holdings, Inc.
4.000%, 03/15/29
(a)
1,120,000 1,136,568
Nasdaq, Inc.
1.650%, 01/15/31 480,000 461,619
Nomura Holdings, Inc.
2.679%, 07/16/30 200,000 204,897
3.103%, 01/16/30 200,000 211,979
Raymond James Financial, Inc.
4.650%, 04/01/30 404,000 489,812
Total 4,861,610
Building Materials 0.3%
Fortune Brands Home & Security, Inc.
3.250%, 09/15/29 180,000 196,342
Martin Marietta Materials, Inc.
3.500%, 12/15/27 230,000 256,162
Masco Corp.
2.000%, 02/15/31 380,000 376,307
Owens Corning
3.875%, 06/01/30 200,000 225,648
Standard Industries, Inc.
3.375%, 01/15/31
(a)
900,000 869,981
4.375%, 07/15/30
(a)
925,000 951,238
Vulcan Materials Co.
3.500%, 06/01/30 216,000 241,218
Total 3,116,896
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Cable and Satellite 2.1%
Altice Financing SA
5.000%, 01/15/28
(a)
2,400,000 2,358,692
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30
(a)
3,450,000 3,659,335
5.125%, 05/01/27
(a)
2,538,000 2,655,733
Charter Communications Operating LLC / Charter Communications
Operating Capital
2.800%, 04/01/31 814,000 842,810
4.200%, 03/15/28 418,000 475,339
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/26
(a)
1,800,000 1,891,726
CSC Holdings LLC
4.500%, 11/15/31
(a)
2,000,000 2,017,331
6.500%, 02/01/29
(a)
1,050,000 1,160,779
LCPR Senior Secured Financing DAC
6.750%, 10/15/27
(a)
950,000 1,015,092
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/26
(a)
830,000 858,365
Sirius XM Radio, Inc.
5.000%, 08/01/27
(a)
2,395,000 2,508,694
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28
(a)
200,000 210,552
UPC Broadband Finco BV
4.875%, 07/15/31
(a)
1,600,000 1,631,587
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
1,100,000 1,175,498
Ziggo BV
4.875%, 01/15/30
(a)
1,000,000 1,030,089
5.500%, 01/15/27
(a)
1,253,000 1,300,158
Total 24,791,780
Chemicals 0.5%
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
1,000,000 1,052,666
Cabot Corp.
4.000%, 07/01/29 180,000 198,532
Dow Chemical Co. (The)
2.100%, 11/15/30 160,000 161,737
4.800%, 11/30/28 245,000 296,687
DuPont de Nemours, Inc.
4.725%, 11/15/28 666,000 799,787
Eastman Chemical Co.
4.500%, 12/01/28 782,000 923,797
FMC Corp.
3.450%, 10/01/29 310,000 341,714
Huntsman International LLC
2.950%, 06/15/31 50,000 51,679
LYB International Finance III LLC
2.250%, 10/01/30 100,000 101,970
NewMarket Corp.
2.700%, 03/18/31 100,000 102,040
Nutrien Ltd.
2.950%, 05/13/30 160,000 172,029
4.200%, 04/01/29 322,000 375,040
RPM International, Inc.
4.550%, 03/01/29 140,000 163,324
Sherwin-Williams Co. (The)
2.950%, 08/15/29 390,000 423,549
Westlake Chemical Corp.
3.375%, 06/15/30 114,000 124,972
Total 5,289,523

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2021 (Unaudited)
| 3
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Construction Machinery 0.4%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
1,120,000 1,111,489
SRM Escrow Issuer LLC
6.000%, 11/01/28
(a)
1,154,000 1,236,168
United Rentals North America, Inc.
3.875%, 02/15/31 1,060,000 1,091,067
4.875%, 01/15/28 1,299,000 1,373,348
Total 4,812,072
Consumer Cyclical Services 1.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/26
(a)
300,000 317,972
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4
Sarl
4.625%, 06/01/28
(a)
3,000,000 3,008,906
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
900,000 934,354
eBay, Inc.
2.600%, 05/10/31 480,000 498,852
2.700%, 03/11/30 50,000 52,712
Expedia Group, Inc.
2.950%, 03/15/31
(a)
50,000 51,340
3.250%, 02/15/30 100,000 104,897
4.625%, 08/01/27 504,000 574,401
IHS Markit Ltd.
4.250%, 05/01/29 1,126,000 1,314,782
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(a)
1,252,000 1,217,391
5.750%, 04/15/26
(a)
1,234,000 1,354,232
Service Corp International
3.375%, 08/15/30 600,000 598,244
Staples, Inc.
7.500%, 04/15/26
(a)
1,373,000 1,394,078
Total 11,422,161
Consumer Products 0.3%
Clorox Co. (The)
3.900%, 05/15/28 100,000 115,181
Hasbro, Inc.
3.550%, 11/19/26 100,000 110,358
3.900%, 11/19/29 376,000 424,263
Newell Brands, Inc.
4.700%, 04/01/26 2,059,000 2,293,940
Whirlpool Corp.
2.400%, 05/15/31 380,000 389,500
4.750%, 02/26/29 63,000 75,340
Total 3,408,582
Diversified Manufacturing 0.9%
Carlisle Cos., Inc.
3.750%, 12/01/27 260,000 291,960
Carrier Global Corp.
2.722%, 02/15/30 1,130,000 1,195,606
Flowserve Corp.
3.500%, 10/01/30 128,000 136,146
General Electric Co.
3.625%, 05/01/30 820,000 924,384
Griffon Corp.
5.750%, 03/01/28 760,000 800,411
Johnson Controls International PLC
3.900%, 02/14/26 73,000 81,264
Raytheon Technologies Corp.
4.125%, 11/16/28 1,028,000 1,192,922
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Roper Technologies, Inc.
3.800%, 12/15/26 185,000 207,866
TK Elevator US Newco, Inc.
5.250%, 07/15/27
(a)
1,150,000 1,214,846
Trane Technologies Luxembourg Finance SA
3.800%, 03/21/29 218,000 249,424
WESCO Distribution, Inc.
7.125%, 06/15/25
(a)
800,000 861,927
7.250%, 06/15/28
(a)
1,717,000 1,912,883
Westinghouse Air Brake Technologies Corp.
4.950%, 09/15/28 584,000 684,485
Xylem, Inc.
2.250%, 01/30/31 160,000 163,974
Total 9,918,098
Electric 1.9%
AES Corp. (The)
2.450%, 01/15/31
(a)
500,000 504,306
Ameren Corp.
3.500%, 01/15/31 160,000 178,340
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28 495,000 576,342
Avangrid, Inc.
3.800%, 06/01/29 214,000 244,433
Calpine Corp.
4.500%, 02/15/28
(a)
1,065,000 1,097,485
5.125%, 03/15/28
(a)
1,020,000 1,034,149
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
1,880,000 1,888,497
4.750%, 03/15/28
(a)
580,000 614,640
CMS Energy Corp.
4.750%, (US 5 Year CMT T-Note +
4.116%), 06/01/50
(b)
240,000 269,312
Dominion Energy, Inc.
Series C, 3.375%, 04/01/30 92,000 102,021
4.250%, 06/01/28 268,000 311,143
DTE Energy Co.
Series C, 3.400%, 06/15/29 451,000 500,971
Duke Energy Corp.
2.450%, 06/01/30 452,000 467,392
3.150%, 08/15/27 136,000 148,540
Edison International
5.750%, 06/15/27 263,000 303,106
Entergy Corp.
2.400%, 06/15/31 380,000 388,037
Evergy, Inc.
2.900%, 09/15/29 200,000 214,297
Eversource Energy
Series R, 1.650%, 08/15/30 490,000 478,633
Exelon Corp.
4.050%, 04/15/30 240,000 277,549
FirstEnergy Corp.
Series B, 4.400%, 07/15/27 1,720,000 1,919,532
IPALCO Enterprises, Inc.
4.250%, 05/01/30 40,000 45,705
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/30 520,000 534,059
3.550%, 05/01/27 570,000 638,583
NRG Energy, Inc.
3.625%, 02/15/31
(a)
1,160,000 1,170,224
6.625%, 01/15/27 1,046,000 1,082,977

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2021 (Unaudited)
4 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Pacific Gas and Electric Co.
2.500%, 02/01/31 1,330,000 1,255,157
4.550%, 07/01/30 670,000 715,551
PG&E Corp.
5.000%, 07/01/28 584,000 570,538
5.250%, 07/01/30 1,400,000 1,365,447
Public Service Enterprise Group, Inc.
1.600%, 08/15/30 200,000 192,548
Puget Energy, Inc.
4.100%, 06/15/30 240,000 272,275
Southern Co. (The)
Series A, 3.700%, 04/30/30 540,000 606,343
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
650,000 671,630
5.625%, 02/15/27
(a)
1,202,000 1,248,007
WEC Energy Group, Inc.
1.800%, 10/15/30 200,000 195,676
Xcel Energy, Inc.
2.600%, 12/01/29 380,000 402,121
4.000%, 06/15/28 136,000 156,297
Total 22,641,863
Environmental 0.1%
Waste Connections, Inc.
4.250%, 12/01/28 367,000 431,691
Waste Management, Inc.
1.150%, 03/15/28 500,000 490,372
1.500%, 03/15/31 200,000 193,382
Total 1,115,445
Finance Companies 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 07/21/27 150,000 161,101
Air Lease Corp.
Series GMTN, 3.750%, 06/01/26 550,000 604,655
Aircastle Ltd.
4.250%, 06/15/26 90,000 99,169
Aon Corp.
2.800%, 05/15/30 400,000 427,458
Ares Capital Corp.
3.875%, 01/15/26 190,000 205,443
First American Financial Corp.
4.000%, 05/15/30 80,000 90,324
Fortress Transportation and Infrastructure Investors LLC
6.500%, 10/01/25
(a)
580,000 601,431
GATX Corp.
4.700%, 04/01/29 86,000 101,867
GE Capital Funding LLC
4.400%, 05/15/30 400,000 470,382
Global Aircraft Leasing Co. Ltd.
6.500%, 09/15/24
(a),(c)
1,034,837 1,040,192
Golub Capital BDC, Inc.
2.500%, 08/24/26 120,000 122,489
Main Street Capital Corp.
3.000%, 07/14/26 80,000 82,859
Midcap Financial Issuer Trust
6.500%, 05/01/28
(a)
400,000 415,853
OneMain Finance Corp.
6.125%, 03/15/24 50,000 53,812
7.125%, 03/15/26 2,311,000 2,719,756
Owl Rock Capital Corp.
2.625%, 01/15/27 380,000 385,224
3.400%, 07/15/26 348,000 365,902
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
PartnerRe Finance B LLC
4.500%, (US 5 Year CMT T-Note +
3.815%), 10/01/50
(b)
120,000 125,572
Quicken Loans LLC
5.250%, 01/15/28
(a)
1,020,000 1,075,019
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
1,131,000 1,155,233
Sixth Street Specialty Lending, Inc.
2.500%, 08/01/26 120,000 122,174
Total 10,425,915
Food and Beverage 2.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36 594,000 738,921
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29 2,355,000 2,830,213
Aramark Services, Inc.
5.000%, 02/01/28
(a)
2,093,000 2,176,584
B&G Foods, Inc.
5.250%, 04/01/25 1,100,000 1,129,897
Campbell Soup Co.
2.375%, 04/24/30 184,000 188,220
Conagra Brands, Inc.
4.850%, 11/01/28 384,000 461,323
Constellation Brands, Inc.
3.150%, 08/01/29 200,000 217,066
Flowers Foods, Inc.
2.400%, 03/15/31 120,000 122,209
General Mills, Inc.
4.200%, 04/17/28 455,000 527,441
Ingredion, Inc.
2.900%, 06/01/30 455,000 486,607
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, 01/15/30
(a)
1,074,000 1,200,384
6.500%, 04/15/29
(a)
1,295,000 1,456,957
JM Smucker Co. (The)
2.375%, 03/15/30 120,000 124,823
Keurig Dr Pepper, Inc.
4.597%, 05/25/28 464,000 549,579
Kraft Heinz Foods Co.
3.000%, 06/01/26 3,128,000 3,326,696
Lamb Weston Holdings, Inc.
4.625%, 11/01/24
(a)
877,000 901,170
4.875%, 11/01/26
(a)
702,000 724,045
McCormick & Co., Inc.
1.850%, 02/15/31 45,000 44,341
2.500%, 04/15/30 532,000 554,845
Mondelez International, Inc.
2.750%, 04/13/30 380,000 406,094
Performance Food Group, Inc.
5.500%, 10/15/27
(a)
1,117,000 1,164,225
Pilgrim's Pride Corp.
4.250%, 04/15/31
(a)
1,110,000 1,181,411
5.875%, 09/30/27
(a)
1,020,000 1,090,599
Post Holdings, Inc.
4.500%, 09/15/31
(a)
3,124,000 3,160,359
Sysco Corp.
5.950%, 04/01/30 352,000 456,939
Tyson Foods, Inc.
4.350%, 03/01/29 560,000 657,877
Total 25,878,825

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2021 (Unaudited)
| 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Foreign Agencies 6.6%
CNAC HK Finbridge Co. Ltd.
4.125%, 07/19/27 1,400,000 1,523,573
5.125%, 03/14/28 2,200,000 2,516,098
Comision Federal de Electricidad
Series REGS, 3.348%, 02/09/31 3,036,000 3,020,780
DP World Crescent Ltd.
Series EMTN, 3.875%, 07/18/29 300,000 325,952
Series REGS, 4.848%, 09/26/28 3,350,000 3,855,665
Ecopetrol SA
5.375%, 06/26/26 1,800,000 1,972,627
6.875%, 04/29/30 5,976,000 7,202,139
Equate Petrochemical BV
Series REGS, 2.625%, 04/28/28 1,911,000 1,938,403
Gazprom OAO Via Gaz Capital SA
Series REGS, 8.625%, 04/28/34 5,284,000 7,889,805
Gazprom PJSC via Gaz Finance PLC
Series REGS, 2.950%, 01/27/29 200,000 196,259
Huarong Finance 2017 Co. Ltd.
Series EMTN, 4.250%, 11/07/27 1,700,000 1,139,451
Huarong Finance II Co. Ltd.
Series EMTN, 4.625%, 06/03/26 700,000 476,487
Indonesia Asahan Aluminium Persero PT
Series REGS, 5.450%, 05/15/30 2,300,000 2,674,426
Series REGS, 6.530%, 11/15/28 800,000 980,372
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 1,000,000 1,139,369
Series REGS, 5.375%, 04/24/30 2,630,000 3,131,558
Pertamina Persero PT
Series REGS, 2.300%, 02/09/31 1,115,000 1,073,456
Series REGS, 3.650%, 07/30/29 1,600,000 1,716,821
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series REGS, 4.125%, 05/15/27 640,000 696,042
Series REGS, 5.450%, 05/21/28 1,700,000 1,987,959
Petrobras Global Finance BV
5.093%, 01/15/30 4,305,000 4,662,239
5.600%, 01/03/31 4,020,000 4,481,984
5.999%, 01/27/28 2,301,000 2,622,220
Petroleos Mexicanos
6.500%, 03/13/27 4,642,000 4,932,114
6.840%, 01/23/30 7,207,000 7,513,565
Power Finance Corp. Ltd.
Series REGS, 3.950%, 04/23/30 1,230,000 1,266,963
4.500%, 06/18/29 1,200,000 1,286,527
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 4,325,000 5,134,815
Total 77,357,669
Gaming 1.3%
Caesars Entertainment, Inc.
6.250%, 07/01/25
(a)
2,130,000 2,247,148
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, 07/01/25
(a)
1,255,000 1,318,340
GLP Capital LP / GLP Financing II, Inc.
4.000%, 01/15/30 531,000 579,830
Las Vegas Sands Corp.
3.900%, 08/08/29 447,000 474,526
Melco Resorts Finance Ltd.
Series REGS, 4.875%, 06/06/25 700,000 711,336
5.375%, 12/04/29
(a)
1,200,000 1,243,040
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-
Issuer, Inc.
5.625%, 05/01/24 624,000 676,441
Sands China Ltd.
5.400%, 08/08/28 300,000 351,524
Scientific Games International, Inc.
5.000%, 10/15/25
(a)
1,165,000 1,197,037
Studio City Finance Ltd.
5.000%, 01/15/29
(a)
1,000,000 990,784
VICI Properties LP / VICI Note Co., Inc.
4.250%, 12/01/26
(a)
744,000 773,772
4.625%, 12/01/29
(a)
980,000 1,050,038
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27
(a)
1,040,000 1,092,177
Wynn Macau Ltd.
5.125%, 12/15/29
(a)
900,000 920,718
5.500%, 01/15/26
(a)
200,000 206,520
5.625%, 08/26/28
(a)
1,000,000 1,027,368
Total 14,860,599
Health Care 2.6%
Agilent Technologies, Inc.
2.300%, 03/12/31 400,000 407,954
AmerisourceBergen Corp.
2.700%, 03/15/31 200,000 209,212
Becton Dickinson and Co.
1.957%, 02/11/31 300,000 297,548
3.700%, 06/06/27 19,000 21,268
Boston Scientific Corp.
2.650%, 06/01/30 710,000 746,817
Cardinal Health, Inc.
3.410%, 06/15/27 60,000 66,258
CHS/Community Health Systems, Inc.
5.625%, 03/15/27
(a)
2,200,000 2,330,023
8.000%, 03/15/26
(a)
500,000 535,891
Cigna Corp.
2.400%, 03/15/30 340,000 353,552
4.375%, 10/15/28 1,230,000 1,446,934
CommonSpirit Health
2.782%, 10/01/30 90,000 95,264
3.347%, 10/01/29 120,000 131,727
CVS Health Corp.
3.250%, 08/15/29 500,000 549,713
4.300%, 03/25/28 1,864,000 2,158,334
DaVita, Inc.
3.750%, 02/15/31
(a)
884,000 859,694
4.625%, 06/01/30
(a)
2,666,000 2,754,568
DH Europe Finance II Sarl
2.600%, 11/15/29 500,000 530,724
HCA, Inc.
3.500%, 09/01/30 1,686,000 1,825,322
4.125%, 06/15/29 488,000 557,029
5.625%, 09/01/28 1,482,000 1,781,883
5.875%, 02/15/26 1,021,000 1,189,782
Hologic, Inc.
3.250%, 02/15/29
(a)
1,280,000 1,292,558
IQVIA, Inc.
5.000%, 05/15/27
(a)
900,000 938,681
5.000%, 10/15/26
(a)
600,000 618,026
Laboratory Corp. of America Holdings
2.950%, 12/01/29 76,000 81,072
3.600%, 09/01/27 190,000 212,340

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2021 (Unaudited)
6 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
MEDNAX, Inc.
6.250%, 01/15/27
(a)
933,000 984,320
PerkinElmer, Inc.
2.550%, 03/15/31 120,000 125,347
3.300%, 09/15/29 400,000 436,908
Sabra Health Care LP
3.900%, 10/15/29 200,000 213,669
Smith & Nephew PLC
2.032%, 10/14/30 180,000 178,815
Stryker Corp.
1.950%, 06/15/30 610,000 615,238
Tenet Healthcare Corp.
4.625%, 07/15/24 3,099,000 3,141,466
4.875%, 01/01/26
(a)
680,000 703,432
Thermo Fisher Scientific, Inc.
2.600%, 10/01/29 565,000 601,487
4.497%, 03/25/30 85,000 102,645
Universal Health Services, Inc.
2.650%, 10/15/30
(a)
500,000 509,606
Zimmer Biomet Holdings, Inc.
3.550%, 03/20/30 336,000 374,249
Total 29,979,356
Healthcare Insurance 0.6%
Anthem, Inc.
4.101%, 03/01/28 760,000 876,190
Centene Corp.
4.250%, 12/15/27 1,669,000 1,758,693
4.625%, 12/15/29 3,737,000 4,098,377
Humana, Inc.
4.875%, 04/01/30 247,000 301,454
Total 7,034,714
Healthcare REIT 0.5%
Diversified Healthcare Trust
9.750%, 06/15/25 620,000 684,347
Healthcare Realty Trust, Inc.
2.400%, 03/15/30 256,000 262,842
Healthcare Trust of America Holdings LP
3.100%, 02/15/30 696,000 753,689
Healthpeak Properties, Inc.
3.000%, 01/15/30 150,000 162,468
MPT Operating Partnership LP / MPT Finance Corp.
3.500%, 03/15/31 1,260,000 1,293,313
4.625%, 08/01/29 685,000 737,305
5.000%, 10/15/27 764,000 808,214
National Health Investors, Inc.
3.000%, 02/01/31 364,000 363,754
Omega Healthcare Investors, Inc.
3.250%, 04/15/33 380,000 388,516
3.625%, 10/01/29 261,000 282,403
Ventas Realty LP
3.000%, 01/15/30 260,000 276,740
4.400%, 01/15/29 297,000 347,104
Total 6,360,695
Home Construction 0.1%
DR Horton, Inc.
1.400%, 10/15/27 100,000 99,119
Lennar Corp.
4.750%, 11/29/27 825,000 962,786
NVR, Inc.
3.000%, 05/15/30 90,000 96,252
Total 1,158,157
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Independent Energy 1.8%
Apache Corp.
4.375%, 10/15/28 1,200,000 1,270,544
Canadian Natural Resources Ltd.
3.850%, 06/01/27 44,000 48,823
Cimarex Energy Co.
4.375%, 03/15/29 230,000 264,029
Comstock Resources, Inc.
5.875%, 01/15/30
(a)
1,255,000 1,262,375
6.750%, 03/01/29
(a)
484,000 505,672
ConocoPhillips
4.300%, 08/15/28
(a)
316,000 369,996
Continental Resources, Inc.
4.375%, 01/15/28 1,490,000 1,662,463
5.750%, 01/15/31
(a)
860,000 1,036,951
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25
(a)
1,007,000 1,032,377
Devon Energy Corp.
4.500%, 01/15/30
(a)
512,000 558,002
Diamondback Energy, Inc.
3.500%, 12/01/29 520,000 563,120
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(a)
1,594,000 1,673,669
EQT Corp.
3.900%, 10/01/27 1,920,000 2,080,279
6.625%, 02/01/25 500,000 577,704
Neptune Energy Bondco PLC
6.625%, 05/15/25
(a)
200,000 203,557
New Fortress Energy, Inc.
6.500%, 09/30/26
(a)
1,780,000 1,799,180
Occidental Petroleum Corp.
2.900%, 08/15/24 2,025,000 2,039,667
3.500%, 08/15/29 661,000 659,273
6.625%, 09/01/30 1,000,000 1,219,730
Pioneer Natural Resources Co.
2.150%, 01/15/31 640,000 632,613
Range Resources Corp.
9.250%, 02/01/26 500,000 542,814
TechnipFMC PLC
6.500%, 02/01/26
(a)
1,024,000 1,096,561
Total 21,099,399
Industrials 0.0%
Canadian Pacific Railway Co.
2.050%, 03/05/30 100,000 100,800
Industy 0.0%
Otis Worldwide Corp.
2.565%, 02/15/30 456,000 481,181
Integrated Energy 0.3%
Cenovus Energy, Inc.
4.250%, 04/15/27 1,608,000 1,800,643
Chevron USA, Inc.
3.250%, 10/15/29 4,000 4,472
New Fortress Energy, Inc.
6.750%, 09/15/25
(a)
1,300,000 1,326,540
Total 3,131,655
Leisure 1.1%
Carnival Corp.
5.750%, 03/01/27
(a)
5,734,000 5,826,467
9.875%, 08/01/27
(a)
396,000 452,601
11.500%, 04/01/23
(a)
538,000 606,446

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2021 (Unaudited)
| 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
/ Millennium Op
5.500%, 05/01/25
(a)
900,000 934,632
Live Nation Entertainment, Inc.
6.500%, 05/15/27
(a)
970,000 1,074,036
Royal Caribbean Cruises Ltd.
5.500%, 04/01/28
(a)
972,000 990,960
9.125%, 06/15/23
(a)
540,000 588,346
10.875%, 06/01/23
(a)
920,000 1,044,947
11.500%, 06/01/25
(a)
1,308,000 1,497,277
Total 13,015,712
Life Insurance 0.4%
American International Group, Inc.
3.400%, 06/30/30 468,000 518,371
4.200%, 04/01/28 335,000 387,791
Athene Holding Ltd.
3.500%, 01/15/31 200,000 218,914
6.150%, 04/03/30 192,000 246,427
Brighthouse Financial, Inc.
3.700%, 06/22/27 212,000 233,817
CNO Financial Group, Inc.
5.250%, 05/30/29 304,000 364,976
Equitable Holdings, Inc.
4.350%, 04/20/28 633,000 733,088
Globe Life, Inc.
2.150%, 08/15/30 200,000 201,805
4.550%, 09/15/28 304,000 359,674
Lincoln National Corp.
3.050%, 01/15/30 320,000 347,305
Prudential Financial, Inc.
5.700%, (3-month USD LIBOR +
2.665%), 09/15/48
(b)
350,000 412,868
Reinsurance Group of America, Inc.
3.900%, 05/15/29 440,000 500,565
Total 4,525,601
Lodging 0.3%
Choice Hotels International, Inc.
3.700%, 01/15/31 200,000 219,993
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
2,280,000 2,274,713
Hyatt Hotels Corp.
4.375%, 09/15/28 666,000 741,628
Marriott International, Inc.
Series FF, 4.625%, 06/15/30 614,000 712,298
Total 3,948,632
Materials 0.1%
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 90,000 90,247
Cleveland-Cliffs, Inc.
9.875%, 10/17/25
(a)
544,000 635,865
Total 726,112
Media and Entertainment 1.5%
Activision Blizzard, Inc.
1.350%, 09/15/30 228,000 216,905
3.400%, 06/15/27 20,000 22,261
AMC Networks, Inc.
4.250%, 02/15/29 240,000 239,939
Clear Channel Worldwide Holdings, Inc.
5.125%, 08/15/27
(a)
1,107,000 1,137,251
Discovery Communications LLC
3.950%, 03/20/28 445,000 500,408
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.125%, 05/15/29 512,000 583,390
Electronic Arts, Inc.
1.850%, 02/15/31 240,000 237,815
Fox Corp.
3.500%, 04/08/30 436,000 485,427
4.709%, 01/25/29 80,000 94,601
Interpublic Group of Cos., Inc. (The)
4.750%, 03/30/30 40,000 48,239
Moody's Corp.
4.250%, 02/01/29 268,000 314,119
Netflix, Inc.
4.875%, 04/15/28 676,000 790,187
5.875%, 11/15/28 2,866,000 3,561,005
News Corp.
3.875%, 05/15/29
(a)
912,000 929,260
Nexstar Media, Inc.
4.750%, 11/01/28
(a)
1,950,000 2,013,157
5.625%, 07/15/27
(a)
90,000 95,168
Nielsen Finance LLC / Nielsen Finance Co.
5.625%, 10/01/28
(a)
950,000 1,003,298
RELX Capital, Inc.
3.000%, 05/22/30 200,000 215,861
4.000%, 03/18/29 582,000 669,290
TEGNA, Inc.
4.625%, 03/15/28 800,000 823,767
5.000%, 09/15/29 1,325,000 1,384,449
Univision Communications, Inc.
4.500%, 05/01/29
(a)
225,000 225,630
6.625%, 06/01/27
(a)
1,290,000 1,388,000
ViacomCBS, Inc.
4.950%, 01/15/31 626,000 763,057
Total 17,742,484
Metals and Mining 0.9%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(a)
934,000 1,007,738
FMG Resources August 2006 Pty Ltd.
4.375%, 04/01/31
(a)
2,344,000 2,548,344
Freeport-McMoRan, Inc.
4.625%, 08/01/30 1,490,000 1,635,147
Newmont Corp.
2.250%, 10/01/30 617,000 627,461
2.800%, 10/01/29 228,000 242,637
Novelis Corp.
4.750%, 01/30/30
(a)
1,120,000 1,193,043
5.875%, 09/30/26
(a)
1,229,000 1,274,745
Nucor Corp.
2.700%, 06/01/30 480,000 509,324
Reliance Steel & Aluminum Co.
2.150%, 08/15/30 100,000 99,959
Steel Dynamics, Inc.
3.250%, 01/15/31 310,000 338,730
3.450%, 04/15/30 380,000 420,404
Vale Overseas Ltd.
3.750%, 07/08/30 414,000 443,236
Total 10,340,768
Midstream 2.2%
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29 100,000 110,488
Cheniere Energy Partners LP
4.000%, 03/01/31 1,760,000 1,861,321
4.500%, 10/01/29 1,679,000 1,810,969

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2021 (Unaudited)
8 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Cheniere Energy, Inc.
4.625%, 10/15/28 1,800,000 1,901,204
DCP Midstream Operating LP
5.375%, 07/15/25 655,000 727,057
DT Midstream, Inc.
4.125%, 06/15/29
(a)
1,000,000 1,025,434
4.375%, 06/15/31
(a)
400,000 415,077
Enable Midstream Partners LP
4.950%, 05/15/28 392,000 452,708
Enbridge, Inc.
3.125%, 11/15/29 724,000 780,925
Energy Transfer LP
5.250%, 04/15/29 894,000 1,064,254
Enterprise Products Operating LLC
2.800%, 01/31/30 420,000 449,844
4.150%, 10/16/28 219,000 253,767
EQM Midstream Partners LP
4.750%, 01/15/31
(a)
500,000 510,765
4.750%, 07/15/23 443,000 461,769
5.500%, 07/15/28 410,000 444,278
6.500%, 07/01/27
(a)
850,000 954,309
Genesis Energy LP / Genesis Energy Finance Corp.
8.000%, 01/15/27 300,000 309,299
Kinder Morgan, Inc.
2.000%, 02/15/31 260,000 255,814
MPLX LP
2.650%, 08/15/30 500,000 512,614
4.125%, 03/01/27 331,000 373,136
National Fuel Gas Co.
2.950%, 03/01/31 300,000 308,666
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500%, 02/01/26
(a)
2,300,000 2,370,729
ONEOK, Inc.
4.350%, 03/15/29 168,000 191,442
Phillips 66 Partners LP
3.150%, 12/15/29 120,000 126,999
Plains All American Pipeline LP / PAA Finance Corp.
3.550%, 12/15/29 225,000 240,540
3.800%, 09/15/30 500,000 541,910
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 340,000 397,716
5.000%, 03/15/27 116,000 135,144
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.000%, 01/15/32
(a)
1,286,000 1,329,335
4.875%, 02/01/31
(a)
1,470,000 1,588,892
TransCanada PipeLines Ltd.
4.250%, 05/15/28 496,000 573,588
Western Midstream Operating LP
4.350%, 02/01/25 600,000 629,432
5.300%, 02/01/30 1,730,000 1,942,688
Williams Cos., Inc. (The)
2.600%, 03/15/31 240,000 247,336
3.750%, 06/15/27 320,000 357,449
Total 25,656,898
Natural Gas 0.1%
NiSource, Inc.
3.490%, 05/15/27 464,000 516,094
3.600%, 05/01/30 240,000 269,103
Sempra Energy
3.400%, 02/01/28 627,000 694,150
Total 1,479,347
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Office REIT 0.1%
Boston Properties LP
3.250%, 01/30/31 232,000 253,002
4.500%, 12/01/28 449,000 531,199
Highwoods Realty LP
2.600%, 02/01/31 80,000 82,577
Kilroy Realty LP
2.500%, 11/15/32 200,000 201,574
3.050%, 02/15/30 228,000 243,899
Piedmont Operating Partnership LP
3.150%, 08/15/30 250,000 259,850
Total 1,572,101
Oil Field Services 0.0%
NOV, Inc.
3.600%, 12/01/29 300,000 319,371
Other Financial Institutions 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 05/15/26 1,589,000 1,672,011
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
510,000 518,278
Total 2,190,289
Other Industry 0.1%
AECOM
5.125%, 03/15/27 995,000 1,107,348
Rexford Industrial Realty LP
2.125%, 12/01/30 120,000 118,306
Steelcase, Inc.
5.125%, 01/18/29 300,000 350,848
Total 1,576,502
Other REIT 0.5%
American Campus Communities Operating Partnership LP
2.850%, 02/01/30 112,000 117,179
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
GGSI Sellco LL
5.750%, 05/15/26
(a)
1,146,000 1,192,007
CubeSmart LP
2.000%, 02/15/31 50,000 49,502
4.375%, 02/15/29 260,000 301,446
CyrusOne LP / CyrusOne Finance Corp.
2.150%, 11/01/30 640,000 618,854
Digital Realty Trust LP
3.600%, 07/01/29 346,000 390,405
Duke Realty LP
1.750%, 02/01/31 150,000 146,508
EPR Properties
4.950%, 04/15/28 304,000 329,223
Extra Space Storage LP
2.550%, 06/01/31 150,000 153,718
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29 408,000 430,662
Lexington Realty Trust
2.700%, 09/15/30 236,000 245,833
Life Storage LP
2.200%, 10/15/30 240,000 242,457
Safehold Operating Partnership LP
2.800%, 06/15/31 380,000 385,555
Service Properties Trust
4.350%, 10/01/24 750,000 756,059
WP Carey, Inc.
2.400%, 02/01/31 500,000 511,185
Total 5,870,593

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2021 (Unaudited)
| 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Other Utility 0.0%
American Water Capital Corp.
3.750%, 09/01/28 145,000 166,107
Essential Utilities, Inc.
2.704%, 04/15/30 300,000 316,477
Total 482,584
Packaging 0.6%
Amcor Flexibles North America, Inc.
2.630%, 06/19/30 260,000 271,316
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
4.000%, 09/01/29
(a)
1,600,000 1,601,820
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(a)
800,000 825,582
Avery Dennison Corp.
2.650%, 04/30/30 444,000 465,323
Ball Corp.
2.875%, 08/15/30 500,000 495,141
5.250%, 07/01/25 510,000 576,433
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 500,000 517,626
Mauser Packaging Solutions Holding Co.
5.500%, 04/15/24
(a)
989,000 997,446
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Lu
4.000%, 10/15/27
(a)
1,400,000 1,398,330
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
200,000 209,500
Total 7,358,517
Paper 0.3%
Mercer International, Inc.
5.125%, 02/01/29 792,000 807,555
Packaging Corp. of America
3.000%, 12/15/29 608,000 652,657
Rayonier LP
2.750%, 05/17/31 150,000 153,423
Suzano Austria GmbH
3.750%, 01/15/31 894,000 932,371
5.000%, 01/15/30 400,000 452,822
Weyerhaeuser Co.
4.000%, 04/15/30 88,000 101,227
4.000%, 11/15/29 50,000 57,638
WRKCo, Inc.
4.900%, 03/15/29 462,000 561,268
Total 3,718,961
Pharmaceuticals 1.8%
AbbVie, Inc.
2.950%, 11/21/26 240,000 259,926
3.200%, 11/21/29 2,808,000 3,088,742
4.250%, 11/14/28 35,000 40,950
Amgen, Inc.
2.200%, 02/21/27 910,000 954,316
3.200%, 11/02/27 100,000 110,237
Bausch Health Cos., Inc.
5.500%, 11/01/25
(a)
3,487,000 3,562,482
Biogen, Inc.
2.250%, 05/01/30 520,000 528,803
Bristol-Myers Squibb Co.
3.900%, 02/20/28 64,000 73,865
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc.
6.125%, 04/01/29
(a)
2,820,000 2,802,025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Gilead Sciences, Inc.
1.200%, 10/01/27 460,000 454,577
1.650%, 10/01/30 300,000 295,142
Mylan, Inc.
4.550%, 04/15/28 230,000 266,731
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
2,000,000 2,051,099
5.125%, 04/30/31
(a)
1,840,000 1,895,538
Par Pharmaceutical, Inc.
7.500%, 04/01/27
(a)
1,360,000 1,388,470
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/30 280,000 270,795
Royalty Pharma PLC
1.750%, 09/02/27
(a)
320,000 321,025
2.200%, 09/02/30
(a)
100,000 99,525
Takeda Pharmaceutical Co. Ltd.
2.050%, 03/31/30 1,200,000 1,206,239
5.000%, 11/26/28 200,000 243,272
Viatris, Inc.
2.700%, 06/22/30
(a)
700,000 718,549
Zoetis, Inc.
2.000%, 05/15/30 280,000 283,154
Total 20,915,462
Property & Casualty 0.3%
American Financial Group, Inc.
5.250%, 04/02/30 156,000 193,572
Aon Corp.
3.750%, 05/02/29 210,000 238,425
Brown & Brown, Inc.
2.375%, 03/15/31 100,000 101,446
4.500%, 03/15/29 160,000 186,684
CNA Financial Corp.
3.900%, 05/01/29 420,000 479,234
Enstar Group Ltd.
4.950%, 06/01/29 252,000 292,184
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31
(a)
300,000 319,994
Fidelity National Financial, Inc.
2.450%, 03/15/31 160,000 161,467
3.400%, 06/15/30 260,000 284,496
Hanover Insurance Group, Inc. (The)
2.500%, 09/01/30 80,000 81,781
Markel Corp.
3.350%, 09/17/29 330,000 367,196
Willis North America, Inc.
4.500%, 09/15/28 381,000 444,160
Total 3,150,639
Railroads 0.2%
CSX Corp.
3.250%, 06/01/27 197,000 216,693
4.250%, 03/15/29 368,000 431,301
Norfolk Southern Corp.
2.550%, 11/01/29 340,000 360,980
Union Pacific Corp.
3.700%, 03/01/29 770,000 876,255
Total 1,885,229
Real Estate 0.1%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32 580,000 578,825

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2021 (Unaudited)
10 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Refining 0.2%
HollyFrontier Corp.
4.500%, 10/01/30 200,000 215,492
Marathon Petroleum Corp.
3.800%, 04/01/28 310,000 347,740
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 1,439,000 751,343
9.250%, 05/15/25
(a)
994,000 917,601
Valero Energy Corp.
4.350%, 06/01/28 227,000 259,433
Total 2,491,609
Restaurants 0.4%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28
(a)
725,000 731,051
4.000%, 10/15/30
(a)
2,280,000 2,274,339
McDonald's Corp.
Series MTN, 2.625%, 09/01/29 516,000 549,850
Starbucks Corp.
2.550%, 11/15/30 440,000 463,387
3.550%, 08/15/29 100,000 113,198
4.000%, 11/15/28 64,000 74,511
Yum! Brands, Inc.
4.625%, 01/31/32 480,000 516,219
Total 4,722,555
Retail 0.0%
Genuine Parts Co.
1.875%, 11/01/30 160,000 157,695
Retail REIT 0.2%
Agree LP
2.900%, 10/01/30 90,000 95,586
Brixmor Operating Partnership LP
4.050%, 07/01/30 210,000 239,637
4.125%, 05/15/29 290,000 331,887
Kimco Realty Corp.
1.900%, 03/01/28 100,000 101,048
2.700%, 10/01/30 50,000 52,345
National Retail Properties, Inc.
4.300%, 10/15/28 150,000 172,952
Regency Centers LP
2.950%, 09/15/29 50,000 53,649
3.700%, 06/15/30 370,000 418,176
Spirit Realty LP
3.200%, 02/15/31 400,000 425,792
STORE Capital Corp.
2.750%, 11/18/30 240,000 247,212
VEREIT Operating Partnership LP
2.850%, 12/15/32 240,000 257,344
3.100%, 12/15/29 50,000 54,308
3.400%, 01/15/28 50,000 55,137
3.950%, 08/15/27 18,000 20,514
Total 2,525,587
Retailers 1.0%
Advance Auto Parts, Inc.
3.900%, 04/15/30 222,000 250,525
AutoZone, Inc.
4.000%, 04/15/30 360,000 415,292
Best Buy Co., Inc.
1.950%, 10/01/30 380,000 374,499
Dollar General Corp.
3.500%, 04/03/30 540,000 605,921
3.875%, 04/15/27 37,000 41,906
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Dollar Tree, Inc.
4.000%, 05/15/25 514,000 567,787
Gap, Inc. (The)
8.875%, 05/15/27
(a)
650,000 750,118
Hanesbrands, Inc.
4.875%, 05/15/26
(a)
1,056,000 1,140,991
L Brands, Inc.
6.625%, 10/01/30
(a)
1,336,000 1,540,965
Lowe's Cos., Inc.
2.625%, 04/01/31 240,000 252,406
3.650%, 04/05/29 419,000 473,926
Macy's, Inc.
8.375%, 06/15/25
(a)
1,160,000 1,264,262
Michaels Cos., Inc. (The)
5.250%, 05/01/28
(a)
1,520,000 1,572,958
Nordstrom, Inc.
4.250%, 08/01/31 195,000 204,962
O'Reilly Automotive, Inc.
4.350%, 06/01/28 320,000 374,743
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
1,500,000 1,555,122
Ross Stores, Inc.
1.875%, 04/15/31 150,000 148,110
Total 11,534,493
Supermarkets 0.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(a)
1,512,000 1,526,861
4.625%, 01/15/27
(a)
895,000 946,068
Kroger Co. (The)
3.700%, 08/01/27 199,000 223,865
Total 2,696,794
Technology 4.1%
Amphenol Corp.
2.800%, 02/15/30 416,000 445,111
Arrow Electronics, Inc.
3.250%, 09/08/24 44,000 46,799
Avaya, Inc.
6.125%, 09/15/28
(a)
932,000 997,896
Black Knight InfoServ LLC
3.625%, 09/01/28
(a)
700,000 702,071
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 1,055,000 1,171,141
Broadcom, Inc.
2.450%, 02/15/31
(a)
280,000 279,295
3.469%, 04/15/34
(a)
150,000 160,576
4.750%, 04/15/29 468,000 548,901
Broadridge Financial Solutions, Inc.
2.600%, 05/01/31 50,000 51,989
2.900%, 12/01/29 180,000 192,481
Citrix Systems, Inc.
3.300%, 03/01/30 145,000 154,516
CommScope, Inc.
5.500%, 03/01/24
(a)
1,770,000 1,821,545
6.000%, 03/01/26
(a)
1,223,000 1,281,364
Dell International LLC / EMC Corp.
4.900%, 10/01/26 581,000 676,404
5.300%, 10/01/29 500,000 612,063
Equinix, Inc.
2.150%, 07/15/30 496,000 499,558
3.200%, 11/18/29 150,000 163,014

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2021 (Unaudited)
| 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Fidelity National Information Services, Inc.
2.250%, 03/01/31 740,000 752,341
Fiserv, Inc.
3.500%, 07/01/29 992,000 1,106,863
Flex Ltd.
4.875%, 06/15/29 504,000 584,818
Fortinet, Inc.
2.200%, 03/15/31 240,000 243,984
Global Payments, Inc.
3.200%, 08/15/29 926,000 1,001,556
HP, Inc.
2.650%, 06/17/31
(a)
1,000,000 1,009,202
Imola Merger Corp.
4.750%, 05/15/29
(a)
1,824,000 1,883,436
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
370,000 378,268
5.250%, 07/15/30
(a)
1,433,000 1,528,614
Jabil, Inc.
3.000%, 01/15/31 250,000 258,578
Juniper Networks, Inc.
3.750%, 08/15/29 120,000 134,823
Keysight Technologies, Inc.
3.000%, 10/30/29 330,000 355,757
KLA Corp.
4.100%, 03/15/29 100,000 116,537
Leidos, Inc.
2.300%, 02/15/31 500,000 497,662
LogMeIn, Inc.
5.500%, 09/01/27
(a)
1,269,000 1,320,783
Marvell Technology, Inc.
2.950%, 04/15/31
(a)
760,000 793,145
Microchip Technology, Inc.
4.250%, 09/01/25 780,000 819,992
Micron Technology, Inc.
4.185%, 02/15/27 76,000 86,372
4.663%, 02/15/30 610,000 717,491
Motorola Solutions, Inc.
4.600%, 05/23/29 380,000 448,470
MSCI, Inc.
3.875%, 02/15/31
(a)
900,000 955,453
4.000%, 11/15/29
(a)
808,000 861,046
NCR Corp.
5.125%, 04/15/29
(a)
2,014,000 2,097,236
NetApp, Inc.
2.700%, 06/22/30 380,000 400,819
NortonLifeLock, Inc.
5.000%, 04/15/25
(a)
1,322,000 1,339,746
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.400%, 05/01/30
(a)
510,000 564,270
4.300%, 06/18/29
(a)
80,000 92,900
Open Text Corp.
3.875%, 02/15/28
(a)
940,000 970,786
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
1,160,000 1,200,759
Oracle Corp.
2.875%, 03/25/31 2,000,000 2,114,765
PayPal Holdings, Inc.
2.850%, 10/01/29 1,048,000 1,141,997
Qorvo, Inc.
4.375%, 10/15/29 934,000 1,017,116
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Sabre GLBL, Inc.
7.375%, 09/01/25
(a)
1,250,000 1,336,305
ServiceNow, Inc.
1.400%, 09/01/30 656,000 626,619
Square, Inc.
3.500%, 06/01/31
(a)
1,324,000 1,373,317
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
1,737,000 1,837,254
Verisk Analytics, Inc.
4.125%, 03/15/29 160,000 184,950
Veritas US, Inc. / Veritas Bermuda Ltd.
7.500%, 09/01/25
(a)
1,405,000 1,457,746
VMware, Inc.
3.900%, 08/21/27 265,000 298,403
Vontier Corp.
2.950%, 04/01/31
(a)
420,000 427,127
Western Digital Corp.
4.750%, 02/15/26 2,339,000 2,597,543
Western Union Co. (The)
2.750%, 03/15/31 160,000 162,645
Xerox Corp.
4.375%, 03/15/23 1,160,000 1,212,240
Total 48,114,458
Tobacco 0.4%
Altria Group, Inc.
4.800%, 02/14/29 1,150,000 1,347,425
BAT Capital Corp.
2.259%, 03/25/28 860,000 866,777
3.557%, 08/15/27 660,000 714,602
Vector Group Ltd.
5.750%, 02/01/29
(a)
1,510,000 1,536,303
Total 4,465,107
Transportation Services 0.3%
FedEx Corp.
2.400%, 05/15/31 500,000 518,016
3.400%, 02/15/28 290,000 325,008
XPO Logistics, Inc.
6.250%, 05/01/25
(a)
984,000 1,044,674
6.750%, 08/15/24
(a)
1,016,000 1,053,850
Total 2,941,548
Wireless 1.9%
Altice France SA
8.125%, 02/01/27
(a)
4,200,000 4,548,471
American Tower Corp.
1.875%, 10/15/30 250,000 245,678
2.750%, 01/15/27 342,000 363,948
3.800%, 08/15/29 125,000 140,897
Crown Castle International Corp.
1.050%, 07/15/26 500,000 493,565
3.650%, 09/01/27 245,000 273,185
SBA Communications Corp.
3.125%, 02/01/29
(a)
1,640,000 1,611,569
3.875%, 02/15/27 1,010,000 1,040,847
Sprint Corp.
7.625%, 03/01/26 1,618,000 1,975,635
T-Mobile USA, Inc.
3.500%, 04/15/31 910,000 956,745
3.750%, 04/15/27 697,000 777,153
3.875%, 04/15/30 3,154,000 3,564,085
4.750%, 02/01/28 1,800,000 1,920,286

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2021 (Unaudited)
12 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Vmed O2 UK Financing I PLC
4.250%, 01/31/31
(a)
1,200,000 1,187,667
4.750%, 07/15/31
(a)
800,000 816,846
VMware, Inc.
4.700%, 05/15/30 100,000 120,336
Vodafone Group PLC
7.000%, 04/04/79 2,088,000 2,583,843
Total 22,620,756
Wirelines 1.7%
AT&T, Inc.
2.550%, 12/01/33
(a)
1,080,000 1,089,448
4.300%, 02/15/30 1,191,000 1,388,965
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
660,000 683,101
5.875%, 10/15/27
(a)
1,920,000 2,058,981
Level 3 Financing, Inc.
4.250%, 07/01/28
(a)
1,020,000 1,039,475
4.625%, 09/15/27
(a)
800,000 831,474
Lumen Technologies, Inc.
4.000%, 02/15/27
(a)
700,000 720,008
5.125%, 12/15/26
(a)
1,955,000 2,032,514
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.875%, 02/15/25
(a)
1,650,000 1,757,696
Verizon Communications, Inc.
2.550%, 03/21/31 1,420,000 1,476,286
4.016%, 12/03/29 1,212,000 1,401,874
4.329%, 09/21/28 843,000 989,496
Vodafone Group PLC
4.375%, 05/30/28 1,022,000 1,196,557
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750%, 08/15/28
(a)
1,000,000 1,022,037
Zayo Group Holdings, Inc.
4.000%, 03/01/27
(a)
1,564,000 1,557,278
Total 19,245,190
Total Corporate Bonds
(Cost $582,583,789) 597,339,447
Foreign Government Obligations
(d),(e)
  23.3%
Principal
Amount ($) Value ($)
Australia Government Bond
Series 155, 2.500%, 05/21/30 AUD 5,362,000 4,420,348
Series 138, 3.250%, 04/21/29 AUD 7,619,000 6,565,712
Series 160, 1.000%, 12/21/30 AUD 2,800,000 2,034,762
Brazilian Government International Bond
3.875%, 06/12/30 11,125,000 11,235,604
4.625%, 01/13/28 1,800,000 1,953,374
Canadian Government Bond
1.250%, 06/01/30 CAD 16,164,000 13,063,823
CITIC Ltd.
Series EMTN, 3.875%, 02/28/27 200,000 219,479
Series EMTN, 3.700%, 06/14/26 200,000 217,642
Colombia Government International Bond
4.500%, 03/15/29 3,800,000 4,125,667
3.125%, 04/15/31 7,330,000 7,188,842
Dominican Republic International Bond
Series REGS, 4.875%, 09/23/32 4,412,000 4,592,543
Series REGS, 4.500%, 01/30/30 4,100,000 4,229,298
Series REGS, 5.950%, 01/25/27 1,245,000 1,401,963
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 3,350,000 3,648,674
Series REGS, 3.375%, 08/05/26 200,000 213,862
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
French Republic Government Bond OAT
1.500%, 05/25/31 EUR 7,006,000 9,685,657
5.750%, 10/25/32 EUR 1,724,000 3,399,943
Guatemala Government Bond
Series REGS, 4.875%, 02/13/28 3,180,000 3,549,953
Series REGS, 4.500%, 05/03/26 400,000 436,472
Indonesia Government International Bond
3.850%, 10/15/30 3,207,000 3,604,032
Series REGS, 4.750%, 01/08/26 1,160,000 1,328,623
Series REGS, 8.500%, 10/12/35 400,000 644,202
Italy Buoni Poliennali Del Tesoro
6.000%, 05/01/31 EUR 6,908,000 12,432,566
5.250%, 11/01/29 EUR 371,000 615,094
Ivory Coast Government International Bond
Series REGS, 6.125%, 06/15/33 1,200,000 1,300,232
Series REGS, 6.375%, 03/03/28 1,000,000 1,109,097
Japan Government Ten Year Bond
Series 358, 0.100%, 03/20/30 JPY 573,900,000 5,301,738
Series 360, 0.100%, 09/20/30 JPY 465,100,000 4,288,235
Series 359, 0.100%, 06/20/30 JPY 206,000,000 1,901,317
Japan Government Twenty Year Bond
Series 145, 1.700%, 06/20/33 JPY 60,000,000 650,261
Series 123, 2.100%, 12/20/30 JPY 38,000,000 415,053
Series 128, 1.900%, 06/20/31 JPY 30,000,000 324,207
Series 140, 1.700%, 09/20/32 JPY 28,000,000 301,329
Kazakhstan Government International Bond
Series REGS, 5.125%, 07/21/25 1,045,000 1,213,410
Mexico Government International Bond
2.659%, 05/24/31 3,632,000 3,574,155
3.250%, 04/16/30 3,100,000 3,231,939
4.500%, 04/22/29 1,100,000 1,253,076
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 16,679,000 12,979,522
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 109,940,000 12,674,011
Oman Government International Bond
Series REGS, 5.625%, 01/17/28 8,083,000 8,510,156
Series REGS, 4.750%, 06/15/26 200,000 207,044
Panama Government International Bond
2.252%, 09/29/32 4,384,000 4,252,357
6.700%, 01/26/36 5,766,000 7,883,760
Paraguay Government International Bond
Series REGS, 4.950%, 04/28/31 1,600,000 1,837,832
4.950%, 04/28/31
(a)
800,000 918,916
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.150%, 03/29/27 6,440,000 7,225,805
Peruvian Government International Bond
2.783%, 01/23/31 9,425,000 9,471,348
8.750%, 11/21/33 4,047,000 6,282,976
Philippine Government International Bond
9.500%, 02/02/30 5,674,000 8,939,914
3.000%, 02/01/28 2,800,000 3,030,730
Republic of South Africa Government
International Bond
4.850%, 09/30/29 4,650,000 4,920,468
4.300%, 10/12/28 3,840,000 3,966,040
Russian Foreign Bond - Eurobond
Series REGS, 4.375%, 03/21/29 3,400,000 3,860,828
Series REGS, 5.100%, 03/28/35 8,400,000 10,147,504
Sharjah Sukuk Program Ltd.
Series EMTN, 4.226%, 03/14/28 4,000,000 4,358,910

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2021 (Unaudited)
| 13
Notes to Portfolio of Investments
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
3.234%, 10/23/29 500,000 509,656
Sweden Government Bond
Series 1062, 0.125%, 05/12/31
(a)
SEK 75,770,000 8,835,825
Series 1056, 2.250%, 06/01/32 SEK 17,020,000 2,423,304
Series 1061, 0.750%, 11/12/29
(a)
SEK 15,070,000 1,857,380
United Kingdom Gilt
4.750%, 12/07/30 GBP 3,719,000 7,139,999
0.875%, 10/22/29 GBP 4,224,000 6,044,917
Uruguay Government International Bond
4.375%, 10/27/27 2,398,000 2,758,147
4.375%, 01/23/31 5,218,000 6,093,214
Total Foreign Government Obligations
(Cost $269,138,750) 272,802,747
U.S. Treasury Obligations   17.2%
Principal
Amount ($) Value ($)
U.S. Treasury Bill 7.3%
0.039%, 10/07/21 15,000,000 14,998,643
0.042%, 10/14/21 15,000,000 14,998,631
0.048%, 09/30/21 10,000,000 9,999,273
0.048%, 12/30/21 15,000,000 14,997,208
0.048%, 01/06/22 15,000,000 14,997,077
0.048%, 01/13/22 15,000,000 14,996,991
Total 84,987,823
U.S. Treasury Bond 6.2%
1.125%, 05/15/40 260,000 232,416
1.625%, 11/15/50 3,951,000 3,694,185
1.875%, 02/15/41 19,988,000 20,225,357
1.875%, 02/15/51 29,678,000 29,460,052
2.250%, 05/15/41 232,000 249,255
2.375%, 11/15/49 2,562,000 2,830,610
2.375%, 05/15/51 6,008,000 6,667,003
3.000%, 05/15/42 1,629,000 1,965,490
3.375%, 05/15/44 2,230,000 2,866,944
3.375%, 11/15/48 2,110,000 2,787,508
3.750%, 11/15/43 1,273,300 1,721,541
Total 72,700,361
U.S. Treasury Note 3.7%
0.625%, 08/15/30 2,971,000 2,828,485
0.875%, 11/15/30 2,970,000 2,885,541
1.125%, 02/15/31 24,484,000 24,285,067
1.625%, 05/15/31 9,093,000 9,426,883
2.625%, 02/15/29 4,013,000 4,469,479
Total 43,895,455
Total U.S. Treasury Obligations
(Cost $195,670,072) 201,583,639
U.S. Government & Agency Obligations   15.0%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 12.9%
1.500%, 08/15/51
(f)
9,700,000 9,596,559
U.S. Government & Agency Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
2.000%, 08/15/51
(f)
71,440,000 72,826,940
2.500%, 08/15/51
(f)
38,700,000 40,291,840
3.000%, 08/15/51
(f)
12,200,000 12,786,172
3.500%, 08/15/51
(f)
5,529,000 5,859,660
4.000%, 08/15/51
(f)
5,195,000 5,550,533
4.500%, 08/15/51
(f)
4,055,000 4,369,418
Total 151,281,122
Federal Home Loan Mortgage Corporation 1.6%
2.500%, 08/01/50 7,571,262 7,888,433
3.000%, 01/01/50 405,683 424,851
3.000%, 02/01/50 416,793 436,479
3.000%, 08/01/50 6,066,567 6,354,333
3.500%, 08/01/47 757,234 807,512
3.500%, 08/01/49 247,172 261,603
3.500%, 09/01/49 298,861 316,294
3.500%, 10/01/49 332,352 351,786
3.500%, 11/01/49 316,818 335,326
3.500%, 02/01/50 387,845 409,928
4.000%, 08/01/49 293,227 312,803
4.000%, 09/01/49 342,815 365,763
Total 18,265,111
Federal National Mortgage Association 0.5%
3.000%, 12/01/49 391,098 409,810
3.000%, 01/01/50 480,435 503,908
3.000%, 01/01/50 407,837 427,445
3.000%, 02/01/50 402,149 421,534
3.000%, 03/01/50 418,919 438,968
3.500%, 04/01/49 92,982 98,485
3.500%, 08/01/49 258,056 272,749
3.500%, 09/01/49 430,654 456,200
3.500%, 09/01/49 292,735 310,018
3.500%, 10/01/49 320,539 338,790
3.500%, 12/01/49 375,141 397,278
3.500%, 02/01/50 381,676 403,407
4.000%, 09/01/47 359,153 385,898
4.000%, 03/01/48 655,891 703,889
4.000%, 05/01/49 83,191 88,830
Total 5,657,209
Total U.S. Government & Agency
Obligations
(Cost $174,421,020) 175,203,442
Money Market Funds 5.7%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
0.030%
(g)
67,051,097 67,051,097
Total Money Market Funds
(Cost $67,051,097) 67,051,097
Total Investments in Securities
(Cost $1,288,864,728) 1,313,980,372
Other Assets & Liabilities, Net (143,097,699)
Net Assets 1,170,882,673
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2021, the total value of these securities amounted to
$275,743,588, which represents 23.55% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of July 31, 2021.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2021 (Unaudited)
14 |
(d) Principal amounts are shown in United States Dollars unless otherwise noted.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) Represents a security purchased on a when-issued basis.
(g) The rate shown is the seven-day current annualized yield at July 31, 2021.
Abbreviation Legend
LIBOR London Interbank Offered Rates
PJSC Private Joint Stock Company
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT290_10_L01_(09/21)
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